Commitments and Contigencies - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended	12 Months Ended					12 Months Ended		1 Months Ended	6 Months Ended	3 Months Ended					3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2013 oz	Dec. 31, 2012 oz Agreement	Jun. 30, 2013 Agreement oz	Dec. 31, 2012 oz	Dec. 31, 2011	Jan. 21, 2009	Jun. 30, 2013 Palmarejo gold production royalty [Member] oz	Dec. 31, 2012 Palmarejo gold production royalty [Member] oz	Dec. 31, 2012 Operations [Member]	Dec. 31, 2012 Care And Maintenance [Member]	Jun. 24, 2013 Settlementof Mining Claims [Member]	Jun. 30, 2013 Settlementof Mining Claims [Member]	Jun. 30, 2013 Kensington [Member]	Dec. 31, 2012 Kensington [Member]	Jul. 07, 1995 Kensington [Member]	Jul. 07, 1995 Echo Bay [Member] oz	Jul. 07, 1995 Coeur Alaska Inc [Member]	Jun. 30, 2013 Rochester [Member]	Dec. 31, 2012 Rochester [Member] Employee	Jun. 30, 2012 Rochester [Member]	Jun. 30, 2013 Rochester [Member]	Jun. 30, 2012 Rochester [Member]	Dec. 31, 2011 Rochester [Member]	Dec. 31, 2010 Rochester [Member]
Commitment And Contingencies [Line Items]
Number of labor agreements in South America		1	1
Percentage of labor force covered by collective bargaining agreements	10.20%	10.00%	10.20%	10.00%
Employment for mining and crushing operation																			200
Restructuring Charges, Termination of Plan									$ 1,800,000	$ 2,000,000
Accrued obligations postemployment benefits	7,300,000	7,600,000	7,300,000	7,600,000	7,400,000
Acquisition of ownership interest															100.00%	50.00%
Volume related to net smelter return royalty of future gold production																1,000,000
Purchase price and construction and development expenses																	32,500,000
Minimum royalty range for gold price per ounce													1.00%	1.00%
Gold price per ounce for minimum royalty range													400	400
Maximum royalty range for gold price per ounce													2.50%	2.50%				5.00%	5.00%
Gold price per ounce for maximum royalty range													475	475.00				23.60	23.60
Royalty to be capped in terms of ounces of production	1,000,000	1,000,000
Royalty expenses																		0	3,500,000	500,000	1,000,000	1,100,000	2,200,000	200,000
Purchased royalty						50.00%
Royalty agreement minimum obligation for the period	400,000	400,000		400,000
Royalty Agreement Minimum Obligation for Per Month	4,167	4,167		4,167
Royalty Agreement Period		8 years		8 years	8 years	8 years
Restructuring and related cost, expected cost			1,700,000
NSR royalty percentage											3.40%	3.40%
NSR royalty maximum amount											$ 39,400,000	$ 39,400,000
Further Payment Made on Number of Additional Ounces of Gold		197,352		197,352			170,382	197,352